LONG-TERM LOANS AND OTHER BORROWINGS - Other borrowings (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
Disclosure of detailed information about borrowings [line items]
Current maturities	Rp (10,276)		Rp (8,858)
Long-term portion	27,773	$ 1,804	27,331
PT Sarana Multi Infrastruktur
Disclosure of detailed information about borrowings [line items]
Total loans and other borrowings	362		1,315
Unamortized debt issuance cost	0		(1)
Total loans and other borrowings	362		1,314
Current maturities	Rp (362)		(952)
Long-term portion			Rp 362